Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 53.5%
14,907	Invesco QQQ Trust Series 1	$10,977,515
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,167,350)	10,977,515

	TOTAL INVESTMENTS — 53.5%
	(Cost $9,167,350)	10,977,515

	Other Assets in Excess of Liabilities — 46.5%	9,535,204
	TOTAL NET ASSETS — 100.0%	$20,512,719

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.63% (OBFR01* + 100bps)	At Maturity	12/9/2026	$6,734,344	$-	$1,271,793
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.38% (OBFR01* + 75bps)	At Maturity	6/2/2027	5,273,770	-	2,801,676
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.63% (OBFR01* + 100bps)	At Maturity	7/7/2026	11,947,359	-	1,753,016
TOTAL EQUITY SWAP CONTRACTS								$5,826,485

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.